Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Loss for the period	¥ (791,517)	¥ (881,700)
Items that will not be reclassified to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(29,075)	(33,782)
Other comprehensive income for the period	(29,075)	(33,782)
Total comprehensive income for the period	¥ (820,592)	¥ (915,482)